Rule 497(b)
                                                       Registration No. 33-55780

                 Note: Part A of this Prospectus May Not Be
                    Distributed Unless Accompanied by Part B.

                             EQUITY SECURITIES TRUST
                                    SERIES 2
              SIGNATURE SERIES, REICH & TANG GROWTH AND VALUE TRUST

-------------------------------------------------------------------------------



          The Trust is a unit investment trust designated Equity
Securities Trust, Series 2, Signature Series, Reich & Tang Growth and Value Trust ("Value Trust" or "Trust"). The Sponsor is Reich & Tang Distributors L.P. The objective of the Value Trust is to seek growth of capital by investing in securities based upon their potential for capital growth as determined by the Portfolio Consultant. Current income will be secondary to the objective of capital growth. Neither the Sponsor nor the Portfolio Consultant can give assurance that the Trust's objectives can be achieved. The Trust contains an underlying portfolio of common stocks (collectively, the "Securities"), which have been purchased by the Trust based upon the recommendations of the Portfolio Consultant, Reich & Tang Asset Management, L.P. (the "Portfolio Consultant"). There are certain risks inherent in an investment in common stocks. See "Risk Considerations" in Part A and Part B of this Prospectus.


Minimum Purchase: 100 Units


          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date") including descriptive material relating to the Trust, and audited financial statements of the Trust, including the Portfolio as of the Evaluation Date. Part B contains general information about the Trust. Part A may not be distributed unless accompanied by Part B.


          Investors should read and retain both parts of this Prospectus for future reference.

===============================================================================






===============================================================================

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
        THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
          THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                     PROSPECTUS PART A DATED APRIL 30, 1997



75962.1

THE TRUST


          The Trust is a unit investment trust designated Equity Securities Trust, Series 2, Signature Series, Reich & Tang Growth and Value Trust ("Value Trust" or "Trust"). The Sponsor is Reich & Tang Distributors L.P. The objective of the Value Trust is to seek growth of capital by investing in stocks based upon their potential for capital appreciation as determined by the portfolio consultant, Reich & Tang Asset Management, L.P. (formerly New England Investment Companies, L.P.) (the "Portfolio Consultant"). Current income will be secondary to the objective of capital growth. Neither the Sponsor nor the Portfolio Consultant can give assurance that the Trust's objectives can be achieved. The Trust contains an underlying portfolio of common stock (collectively, the "Securities"), which have been purchased by the Trust based upon the recommendations of the Portfolio Consultant. In selecting the Securities for the Trust, the Portfolio Consultant normally will consider the following factors, among others (1) values of individual securities relative to other investment alternatives; (2) trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices and (3) economic and political outlook. See "The Trust--The Securities" in Part B. The Trust will terminate on the earlier of March 18, 1998 (the "Mandatory Termination Date") or the disposition of the last security in the Trust. Upon termination, Certificateholders may elect to receive their terminating distributions in cash, in the form of in-kind distributions of the Trust's Securities, if they own units in aggregate value of at least $25,000, or may utilize their terminating distributions to purchase units of a future series of the Trust at a reduced sales charge. See "Termination" in this Part A and "Trust Administration--Trust Termination" in Part B.


          The Portfolio Consultant is not a Sponsor of the Trust. The Portfolio Consultant has been retained by the Sponsor, at its expense, to utilize its equity expertise in selecting the Securities deposited in the Trust. The Portfolio Consultant's only responsibilities with respect to the Trust, in addition to its role in portfolio selection, is to monitor the Securities in the Portfolio and make recommendations to the Sponsor in certain circumstances regarding the disposition of the Securities held by the Trust. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition of Securities. The Sponsor has the sole authority to direct the Trustee to dispose of Securities under the Trust Agreement. See "Trust Administration--The Portfolio Consultant" in Part B for a description of the Portfolio Consultant's responsibilities.

          With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the aggregate value of the specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may, but is not obligated to, deposit from time to time additional Securities in the Trust ("Additional Securities") or contracts to purchase Additional Securities, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio immediately prior to such deposit, thereby creating additional Units which will be offered to the public by means of this Prospectus. These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the number of shares of Securities in the Trust portfolio on the initial Date of Deposit with the deposit of Additional Securities because of, among other reasons, purchase requirements, changes in prices, or the unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the initial Date of Deposit must replicate exactly the proportionate relationship among the shares of each Security in the Trust portfolio at the end of the initial 90-day period. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to such Securities or the reinvestment of the proceeds distributed to Certificateholders. The portfolio of the Trust may change slightly based on such disposition and reinvestment. Securities received in exchange for shares will be similarly treated. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust-- Substitution of Securities" in Part B). As additional Units are issued by the Trust as a result of the deposit of



                                       A-2
175962.1

Additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each unit will be decreased.


          Units in the Trust represent a 1/227259th undivided interest in the principal and net income of the Trust (see "The Trust--Organization" in Part B). The Units being offered hereby include issued and outstanding Units which have been purchased by the Sponsor in the secondary market maintained by the Sponsor. The Sponsor does not act as an underwriter, manager or co-manager of a public offering of the securities of any of the issuers in the Trust Portfolio, nor did it do so at the Date of Deposit.


          The Sponsor makes a primary over-the-counter market in shares of Portfolio Nos. 18, 24 and 30. The Sponsor does not act as an underwriter, manager or co-manager of a public offering of the securities of any of the issuers in the Trust portfolio.

Risk Considerations

          Since the Trust may contain common stocks of domestic issuers, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). (See "Risk Considerations" in Part B of this Prospectus.) The portfolio of the Trust is fixed and not "managed" by the Sponsor or the Portfolio Consultant. All the Securities in the Trust will be liquidated during a 60 day period prior to the Mandatory Termination Date of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.

Public Offering Price


          The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of 2.95% of the Public Offering Price per 100 Units or 3.04% of the net amount invested in Securities per 100 Units. (See "Summary of Essential Information.") In addition, the net amount invested in Securities will involve a proportionate share of amounts in the Income Account and Principal Account, if any. For additional information regarding the Public Offering Price, the descriptions of dividend and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, see the Summary of Essential Information for the Trust. During the initial offering period orders involving at least 10,000 Units will be entitled to a volume discount from the Public Offering Price. The Public Offering Price per Unit may vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities. (See "Public Offering" in Part B.) The figures above assume a purchase of 100 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 Units by 100 and multiplying by the number of Units. If the Securities appreciate in value, purchasers of Units after the occurrence of such appreciation will acquire their Units subject to a contingent liability for the income tax inherent in the appreciated Securities. (See "Tax Status" in Part B.)


Distributions

          Distributions of dividends received, less expenses, will be made by the Trust monthly on the 15th day of each month (the "Monthly Distribution Date"). Distributions of capital gains realized, if any, will be made shortly after the Monthly Distribution Date to Certificateholders of record on the record date immediately preceding such Monthly Distribution Date. (See "Rights of Certificate-holders--Distributions" in Part B.

175962.1

Market For Units

          The Sponsor, although not obligated to do so, presently maintains and intends to continue to maintain a secondary market for the Units of the Trust. The secondary market repurchase price will be based on the market value of the Securities in the Trust portfolio. (See "Liquidity--Sponsor Repurchase" for a description on how the secondary market repurchase price will be determined.) If a market is not maintained a Certificateholder will be able to redeem his Units with the Trustee. (See "Liquidity--Trustee Redemption" in Part B.) The principal trading market for certain Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for these Securities may depend on whether dealers will make a market in these Securities. There can be no assurance of the making or the maintaining of a market for any of the Securities contained in the Trust portfolio or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

Total Reinvestment Plan

          Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his dividend check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of Short Term Income Fund, Inc., U.S. Government Portfolio (the "Fund"). Reich & Tang Asset Management, L.P. serves as the investment manager of the Fund and Reich & Tang Distributors L.P. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B for details on how to enroll in the Total Reinvestment Plan and how to obtain a Fund prospectus.

Termination

          During the 60 day period prior to the Mandatory Termination Date (five years after the initial Date of Deposit) (the "Liquidation Period"), Securities will begin to be sold in connection with the termination of the Trust and all Securities will be sold by the Mandatory Termination Date.

          The Sponsor will attempt to sell the Securities as quickly as it can during the Liquidation Period without, in their judgment, materially adversely affecting the market price of the Securities, but all of the Securities will in any event be disposed of by the end of the Liquidation Period. The Sponsor does not anticipate that the period will be longer than 60 days, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

          Certificateholders may elect one of the three options in receiving their terminating distributions. Certificateholders may elect: (1) to receive their pro rata share of the underlying Securities in kind, if they own units in aggregate value of at least $25,000, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) subject to the receipt by the Trust of an appropriate exemptive order from the Securities and Exchange Commission, to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered) at a reduced sales charge. See "Trust Administration--Trust Termination" in Part B for a description of how to select a termination distribution option. During the Liquidation Period, Certificateholders who have not chosen to receive distributions-in-kind will be at risk to the extent that Securities are not sold; for this reason the Sponsor will be inclined to sell the Securities in as short a period as they can without materially adversely affecting the price of the Securities.


                                       A-4
175962.1


                        EQUITY SECURITIES TRUST, SERIES 2
              SIGNATURE SERIES, REICH & TANG GROWTH AND VALUE TRUST


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996



Date of Deposit:*  March 18, 1993                             Liquidation Period:  Beginning
Number of Units..........................     227,259           60 days prior to the Mandatory
Fractional Undivided Inter-                                     Termination Date.
  est in Trust...........................     1/227259        Minimum Value of Trust:  The
Secondary Market                                                Trust may be terminated if the Trust is less
Public Offering Price***                                        than 40% of the aggregate value of the
  Aggregate Value........................     $3,881,539        Securities at the completion of the Deposit
  Divided by # of Units                                         Period.
    (times 100)..........................     $1,707.98       Mandatory Termination Date:
  Plus Sales Charge of 2.95%                                    The earlier of March 18, 1998 or the
    of Public Offering Price.............     $52.05            disposition of the last Security in the Trust.
  Public Offering Price                                       Trustee:****  The Chase Manhattan Bank.
    per 100 Units***.....................     $1,760.03       Trustee's Annual Fee:  $.90 per 100 Units
Redemption & Sponsor's                                          outstanding.
  Repurchase Price                                            Other Annual Fees and Expenses:
  per 100 Units..........................     $1,707.98         $.45 per 100 Units outstanding.
Excess of Secondary Market                                    Portfolio Consultant:  Reich & Tang Asset
  Public Offering Price                                         Management, L.P.
  over Redemption & Sponsor's                                 Sponsor:  Reich & Tang Distributors L.P.
  Repurchase Price per 100 Units.........     $52.05          Sponsor's Annual Supervisory Fee:
                                                                Maximum of $.25 per 100 Units outstanding
                                                                (see "Trust Expense and Charges" in
                                                                Part B).
                                                              Record date: First of each month.
                                                              Dividend distribution date:  Fifteen of each
                                                                month.


-------------------------

* The Date of Deposit is the date on which the Trust Agreement was signed and contracts to purchase Securities were initially deposited with the Trustee.

**     Includes accrued income receivable.

*** For information regarding the offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


**** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, NY 10004 (Tel. No. 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.




                                       A-5
175962.1

             INFORMATION REGARDING THE TRUST AS OF DECEMBER 31, 1996



Description of Portfolio

For Changes in the Trust Portfolio from January 1, 1997 to March 21, 1997 see Schedule A on pages A-8 - A-9.

Number of Issues:  40 (40 issuers)

(NYSE 72.365%; AMEX 9.896%;
Over the Counter 17.739%)

Number of Issues by Industry:

      Aerospace, 1 (1.845%);
      Agribusiness, 2 (1.950%);
      Automotive, 1 (1.077%);
      Chemical--Specialty, 3 (7.963%);
      Converted Paper Products, 2 (4.509%);
      Energy, 3 (9.508%);
      Financial, 2 (4.746%);
      Food, 3 (8.451%);
      Industrial Products, 9 (19.775%);
      Industrial Services, 2 (5.426%);
      Insurance, 3 (10.260%);
      Media, 3 (7.718%);
      Medical Supplies, 2 (6.605%);
      Office Equipment & Supplies, 2 (4.726%);
      Retailing, 1 (2.185%); and Toy, 1 (3.256%)




                                       A-6
175962.1

                      FINANCIAL AND STATISTICAL INFORMATION



Selected data for each Unit of the Trust outstanding for the periods listed below:

                                                  Distributions of    Distributions of
                                    Net Asset*    Interest During     Principal During
                      Units           Value         the Period          the Period
Period Ended        Outstanding   per 100 Units   (per 100 Units)     (per 100 Units)
------------        -----------   -------------   ---------------     ---------------

December 31, 1994     348,795       $1,054.02         $18.88               $1.79
December 31, 1995     269,225        1,422.00          15.02                 -0-
December 31, 1996     277,259        1,705.22          21.73                 -0-


--------
*    Net Asset Value per 100 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of
     New Assets.



                                       A-7
175962.1

                                   SCHEDULE A


Changes in the Trust Portfolio:


On January 23, 1997, 140 shares ($3,141.49) of Albany International Corp. held by the Trust (Portfolio no. 1) were sold.

On January 23, 1997, 95 shares ($3,286.14) of Allergan Inc. held by the Trust (Portfolio no. 2) were sold.

On January 23, 1997, 47 shares ($3,351.26) of Allied-Signal held by the Trust (Portfolio no. 3) were sold.

On January 23, 1997, 57 shares ($3,775.37) of AMBAC Inc. held by the Trust (Portfolio no. 4) were sold.

On January 23, 1997, 159 shares ($5,654.65) of Avery Dennison Corp. held by the Trust (Portfolio no. 5) were sold.

On January 23, 1997, 292 shares ($12,166.87) of Becton, Dickinson & Co. held by the Trust (Portfolio no. 6) were sold.

On January 23, 1997, 63 shares ($2,292.30) of Corning Inc. held by the Trust (Portfolio no. 7) were sold.

On January 23, 1997, 90 shares ($2,471.16) of C.R. Bard Inc. held by the Trust (Portfolio no. 8) were sold.

On January 23, 1997, 105 shares ($6,293.49) of DEKALB Genetics Corp. held by the Trust (Portfolio no. 9) were sold.

On January 23, 1997, 83 shares ($2,599.41) of Dexter Corp. held by the Trust (Portfolio no. 10) were sold.

On January 23, 1997, 65 shares ($3,234.89) of Dover Corp. held by the Trust (Portfolio no. 11) were sold.

On January 23, 1997, 43 shares ($1,377.08) of Echlin, Inc. held by the Trust (Portfolio no. 12) were sold.

On January 23, 1997, 211 shares ($6,712.74) of Equifax Inc. held by the Trust (Portfolio no. 13) were sold.

On January 23, 1997, 84 shares ($2,420.91) of Equitable Resources Inc. held by the Trust (Portfolio no. 14) were sold.

On January 23, 1997, 169 shares ($3,496.49) of Flowers Industries Inc. held by the Trust (Portfolio no. 15) were sold.

On January 23, 1997, 100 shares ($3,906.37) of Hasbro Inc. held by the Trust (Portfolio no. 16) were sold.

On January 23, 1997, 172 shares ($7,965.91) of Hercules Inc. held by the Trust (Portfolio no. 17) were sold.

On January 23, 1997, 102 shares ($5,858.68) of Herman Miller Inc. held by the Trust (Portfolio no. 18) were sold.

On January 23, 1997, 232 shares ($5,524.89) of IBP Inc. held by the Trust (Portfolio no. 19) were sold.

On January 23, 1997, 67 shares ($4,900.96) of Kerr-McGee Corp. held by the Trust (Portfolio no. 20) were sold.



                                       A-8
175962.1

On January 23, 1997, 139 shares ($3,188.55) of Lee Enterprises Inc. held by the Trust (Portfolio no. 21) were sold.

On January 23, 1997, 36 shares ($1,249.45) of Lubrizol Corp. held by the Trust (Portfolio no. 22) were sold.

On January 23, 1997, 173 shares ($5,417.32) of Marshall Industries Inc. held by the Trust (Portfolio no. 23) were sold.

On January 23, 1997, 72 shares ($2,558.91) of Marshall & Isley Corp. held by the Trust (Portfolio no. 24) were sold.

On January 23, 1997, 168 shares ($6,751.69) of Minerals Technologies Inc. held by the Trust (Portfolio no. 25) were sold.

On January 23, 1997, 97 shares ($4,155.86) of Morton International Inc. held by the Trust (Portfolio no. 26) were sold.

On January 23, 1997, 107 shares ($4,233.31) of The New York Times Inc. held by the Trust (Portfolio no. 27) were sold.

On January 23, 1997, 110 shares ($5,823.20) of Precision Castparts Corp. held by the Trust (Portfolio no. 29) were sold.

On January 23, 1997, 104 shares ($3,880.64) of SAFECO Corp. held by the Trust (Portfolio no. 30) were sold.

On January 23, 1997, 100 shares ($3,681.37) of Snap-on Tools Corp. held by the Trust (Portfolio no. 31) were sold.

On January 23, 1997, 98 shares ($2,655.41) of Sonoco Products Co. held by the Trust (Portfolio no. 32) were sold.

On January 23, 1997, 173 shares ($1,633.03) of TAB Products Co. held by the Trust (Portfolio no. 33) were sold.

On January 23, 1997, 34 shares ($1,719.00) of Teleflex Inc. held by the Trust (Portfolio no. 34) were sold.

On January 23, 1997, 183 shares ($9,207.34) of Travelers Inc. held by the Trust (Portfolio no. 35) were sold.

On January 23, 1997, 114 shares ($2,615.07) of Union Texas Petroleum Holdings Inc. held by the Trust (Portfolio no. 36) were sold.

On January 23, 1997, 130 shares ($4,818.29) of Universal Foods Corp. held by the Trust (Portfolio no. 37) were sold.

On January 23, 1997, 76 shares ($5,684.81) of UNUM Corp. held by the Trust (Portfolio no. 38) were sold.

On January 23, 1997, 93 shares ($4,925.46) of Varian Associates Inc. held by the Trust (Portfolio no. 39) were sold.

On January 23, 1997, 71 shares ($1,493.70) of Woolworth Corp. held by the Trust (Portfolio no. 40) were sold.

From January 1, 1997 to March 21, 1997, 9,672 Units were redeemed from the
Trust.



                                       A-9
175962.1


                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Equity Securities Trust Series 2, Signature Series,
Reich & Tang Growth and Value Trust

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust Series 2, Signature Series, Reich & Tang Growth and Value Trust (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997


Equity Securities Trust Series 2, Signature Series,
Reich and Tang Growth and Value Trust
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


 Portfolio       No. of                                                    Percentage of       Cost of           Market
    No.          Shares             Name of Issuer                           Trust (1)     Securities (2)       Value (3)

     1           3,293               Albany International Corp.                2.282%        $   52,791        $   76,150
     2           2,254               Allergan Inc.                             2.260             52,294            80,299
     3           1,115               Allied Signal                             1.625             37,605            74,705
     4           1,344               AMBAC Inc.                                2.649             61,283            89,208
     5           3,752               Avery Dennison Corp.                      2.290             52,996           132,727
     6           6,178               Becton Dickinson & Co.                    4.414            102,136           267,971
     7           1,483               Corning Inc.                              2.199             50,887            68,589
     8           2,116               C.R. Bard Inc.                            2.191             50,685            59,248
     9           2,475               Dekalb Genetics                           0.838             19,382           126,225
    10           1,951               Dexter Corp.                              2.134             49,367            62,188
    11           1,546               Dover Corp.                               1.524             35,273            77,880
    12           1,014               Echlin, Inc.                              1.077             24,918            32,068
    13           4,961               Equifax Inc.                              2.135             49,393           151,931
    14           1,976               Equitable Resources Inc.                  3.342             77,331            58,786
    15           3,988               Flowers Industries                        2.102             48,643            85,742
    16           2,368               Hasbro Inc.                               3.256             75,346            92,056
    17           4,063               Hercules Inc.                             3.965             91,739           175,725
    18           2,405               Herman Miller Inc.                        2.486             57,530           136,183
    19           5,468               IBP, Inc.                                 1.775             41,073           132,599
    20           1,597               Kerr-McGee Corp.                          3.371             77,999           114,984
    21           3,268               Lee Enterprises Inc.                      2.159             49,947            75,981
    22             864               Lubrizol Corp.                            1.140             26,383            26,784
    23           4,075               Marshall Industries Inc.                  3.291             76,147           124,797
    24           1,711               Marshall & Ilsley Corp.                   1.758             40,671            59,243
    25           3,962               Minerals Technologies Inc.                4.456            103,090           162,442
    26           2,281               Morton International Inc.                 2.858             66,139            92,951
    27           2,519               The New York Times Co.                    3.299             76,337            95,722
    28             964               Pioneer Hi-Bred International Inc.        1.112             25,725            67,480
    29           2,593               Precision Castparts Corp.                 1.845             42,686           128,677
    30           2,459               Safeco Corp.                              3.337             77,205            96,977
    31           2,355               Snap-On Tools Corp.                       2.174             50,290            83,897
    32           2,312               Sonoco Products Co.                       2.219             51,339            59,823
    33           4,087               Tab Products Co.                          2.240             51,838            36,272
    34             799               Teleflex Inc.                             1.101             25,463            41,648
    35           4,320               Travelers Inc.                            2.988             69,136           196,020
    36           2,697               Union Texas Petroleum Holdings Inc.       2.795             64,673            60,345
    37           3,063               Universal Foods Corp.                     4.574            105,833           107,971
    38           1,798               Unum Corp.                                4.274             98,886           129,905
    39           2,202               Varian Associates Inc.                    2.185             50,563           112,027
    40           1,691               Woolworth Corp.                           2.280             52,744            37,202
                                                                             -------         ----------        ----------

                                                                             100.00%         $2,313,766        $3,891,428
                                                                             =======         ==========        ==========


   See accompanying footnotes to portfolio and notes to financial statements.

Equity Securities Trust Series 2, Signature Series,
Reich and Tang Growth and Value Trust
Footnotes to Portfolio
-------------------------------------------------------------------------------

1.   Based on the cost of the securities to the Trust.

2. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

3. At December 31, 1996, the net unrealized appreciation of all the securities was comprised of the following:

           Gross unrealized appreciation                    $ 1,631,643
           Gross unrealized depreciation                        (53,981)
                                                            -----------


           Net unrealized appreciation                      $ 1,577,662
                                                            ===========



    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 2, Signature Series,

Reich and Tang Growth and Value Trust
Statement of Net Assets
December 31, 1996






Investments in Securities,
     at Market Value (Cost $2,313,766)                      $    3,891,428
                                                            --------------

Liabilities
     Accrued Expenses                                                  673
     Advance from Trustee                                           15,487
                                                            --------------
         Total Liabilities                                          16,160
                                                            --------------

Net Assets (227,259 Units of Fractional Undivided
     Interest Outstanding, $17.05 per Unit)                 $    3,875,268
                                                            ==============

    The accompanying notes form an integral part of the financial statements.


Equity Securities Trust Series 2, Signature Series,

Reich and Tang Growth and Value Trust
Statement of Operations





                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Investment Income
     Dividends                                         $     62,082               $     65,875          $     99,079
                                                       ------------               ------------          ------------

Expenses
     Trustee's Fees                                           5,561                      6,730                 8,503
     Sponser's Advisory Fee                                     673                       ----                  ----
                                                       ------------               ------------          ------------

         Total Expenses                                       6,234                      6,730                 8,503
                                                       ------------               ------------          ------------

     Net Investment Income                                   55,848                     59,145                90,576
                                                       ------------               ------------          ------------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                        170,334                    397,886               158,978

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      537,934                    712,990              (105,986)
                                                       ------------               ------------          ------------

     Net Gain on Investments                                708,268                  1,110,876                52,992
                                                       ------------               ------------          ------------

     Net Increase in Net Assets
         Resulting From Operations                      $   764,116                 $1,170,021           $   143,568
                                                       ============               ============          ============

    The accompanying notes form an integral part of the financial statements.


Equity Securities Trust Series 2, Signature Series,

Reich and Tang Growth and Value Trust
Statement of Changes in Net Assets



                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                     $     55,848          $       59,145        $       90,576
Realized Gain
     on Investments                                            170,334                 397,886               158,978
Change in Unrealized Appreciation
     (Depreciation) on Investments                             537,934                 712,990              (105,986)
                                                          ------------          --------------        --------------

          Net Increase in Net Assets
                Resulting From Operations                      764,116               1,170,021               143,568
                                                          ------------          --------------        --------------

Distributions to Certificateholders
     Investment Income                                          55,356                  59,135                87,038
     Principal                                                    ----                    ----                 9,695

Redemptions
     Investment Income                                             132                     129                 4,105
     Principal                                                 660,793                 959,684             1,983,744
                                                          ------------          --------------        --------------

         Total Distributions
             and Redemptions                                   716,281               1,018,948             2,084,582
                                                          ------------          --------------        --------------

         Total Increase (Decrease)                              47,835                 151,073            (1,941,014)

Net Assets
     Beginning of Year                                       3,827,433               3,676,360             5,617,374
                                                          ------------          --------------        --------------

     End of Year (Including
         Undistributed Net Investment
         Income of ($4,190), ($4,550)
         and ($4,431), Respectively)                      $  3,875,268            $  3,827,433          $  3,676,360
                                                          ============          ==============        ==============

    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 2, Signature Series,

Reich and Tang Growth and Value Trust
Notes to Financial Statements


1.   Organization

     Equity Securities Trust Series 2, Signature Series,Reich and Tang Growth and Value Trust (the "Trust") was organized on March 18, 1993 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The objective of the Trust is to seek to achieve capital appreciation.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Dividend income is recognized as of the ex-dividend date.

     Security Valuation
     Investments are carried at market value which is determined by the Trustee based upon the closing bid prices for the securities at the end of the year, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Equity Securities Trust Series 2, Signature Series
Reich & Tang Growth and Value Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for income distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996, 1995 and 1994, 41,966, 79,570 and 192,849 units were redeemed, respectively.

     The Trust pays an annual fee for trustee services rendered by the Trustee of $.90 per 100 units outstanding. A maximum fee of $.25 per 100 units outstanding is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,324 and other expenses of $3,237. The other expenses include professional, printing and miscellaneous fees.

Equity Securities Trust Series 2, Signature Series
Reich & Tang Growth and Value Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original cost to Certificateholders            $        210,440
             Less Initial Gross Underwriting Commission               10,312
                    Transaction Fees                                     127
                                                            ----------------
                                                                     200,001
                                                            ----------------

             Cost of Additional Units Acquired during the
             Offering Period to Certificateholders                 5,251,192
             Less Gross Underwriting Commission                      257,153
                    Transaction Fees                                   3,176
                                                            ----------------
                                                                   4,990,863
                                                            ----------------

             Accumulated Cost of Securities Sold                  (2,877,098)
             Net Unrealized Appreciation                           1,577,662
             Undistributed Net Investment Income                      (4,190)
             Undistributed Proceeds From Investments                 (11,970)
                                                            ----------------

                Total                                       $      3,875,268
                                                            ================

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 541,644 units of fractional undivided interest of the Trust as of May 24, 1993 (end of the offering period).

Equity Securities Trust Series 2, Signature Series
Reich & Tang Growth and Value Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

6.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

     Net Asset Value, Beginning of Year**                   $          14.22
                                                            ----------------

         Dividend Income                                                 .25
         Expenses                                                       (.03)
                                                            ----------------
         Net Investment Income                                           .22
                                                            ----------------
         Net Gain or Loss on Investments(1)                             2.83
                                                            ----------------

     Total from Investment Operations                                   3.05
                                                            ----------------

     Less Distributions
         to Certificateholders
             Income                                                      .22
         for Redemptions
             Interest                                                    .00
                                                            ----------------

     Total Distributions                                                 .22
                                                            ----------------

     Net Asset Value, End of Year**                         $          17.05
                                                            ================

     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.



     * Unless otherwise stated, based upon average units outstanding during the year of 248,242 ([227,259 + 269,225]/2).

     **   Based upon actual units outstanding.


                             EQUITY SECURITIES TRUST
                                    SERIES 2
                                SIGNATURE SERIES
                       REICH & TANG GROWTH AND VALUE TRUST
                                PROSPECTUS PART B

                      PART B OF THIS PROSPECTUS MAY NOT BE
                        DISTRIBUTED UNLESS ACCOMPANIED BY
                                     PART A


                              DATED: APRIL 30, 1997


                                    THE TRUST


                  ORGANIZATION. "Equity Securities Trust, Series 2, Signature Series, Reich & Tang Growth And Value Trust" consists of a "unit investment trust" designated as set forth in Part A. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement* (the "Trust Agreement"), dated the initial Date of Deposit, between Reich & Tang Distributors L.P., as Sponsor, and The Chase Manhattan Bank, as Trustee.


                  On the initial Date of Deposit, the Sponsor deposited with the Trustee common stock including funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Sponsor has a limited right to substitute other securities in the Trust portfolio in the event of a failed contract. See "The Trust--Substitution of Securities". The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Certificateholders.
(See "Trust Administration--Portfolio Supervision.")

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the Securities of the Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities set forth in the "Summary of Essential Information". To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

                  With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the initial aggregate value of specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust that are substantially similar to the Securities already deposited in the Trust ("Additional Securities") or contracts to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio on the initial Date of Deposit. (Securities and Additional Securities collectively may be hereinafter referred to as "Securities".) These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, or unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit must replicate exactly the proportionate relationship among the shares of each Security in the Trust portfolio at the end of the initial 90-day period. The number and identity of
--------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated by reference herein.

176822.3

Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares or the reinvestment of the proceeds distributed to Certificateholders. The portfolio of the Trust may change slightly based on such disposition and reinvestment. Securities received in exchange for shares will be similarly treated. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities" below). Units may be continuously offered to the public by means of this Prospectus (see "Public Offering--Distribution of Units") resulting in a potential increase in the number of Units outstanding. As additional Units are issued by the Trust as a result of the deposit of Additional Securities, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

                  OBJECTIVE. The objective of the Trust is to seek growth of capital by investing in securities based upon their potential for capital appreciation as determined by the Portfolio Consultant. In addition, current income will be secondary to the objective of capital growth. The Trust seeks to achieve its objective by investing in a portfolio of common stocks, securities convertible into common stocks, debt securities and preferred stock of domestic issuers which are selected by the Trust's Portfolio Consultant and which the Portfolio Consultant believes will enable the Trust to achieve its objective. All of the Securities in the Trust, except convertible securities, are listed on the New York Stock Exchange, the American Stock Exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ") National Market System and are generally followed by independent investment research firms. There is no minimum capitalization or market trading activity requirement for the selection of Securities for the Trust's portfolio. There can be no assurance that the Trust's investment objectives can be achieved.


                  LIQUIDITY. The existence of a liquid trading market for Securities in the Trust portfolio, may depend on whether dealers will make a market in these Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

                  The Trust may purchase securities that are not registered ("Restricted Securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. Since it is not possible to predict with assurance exactly how this market for Restricted Securities sold and offered under Rule 144A will develop, the Sponsor will carefully monitor the Trust's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment could have the effect of increasing the level of illiquidity in the Trust to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities. See "Summary of Essential Information" for the percentage of Restricted Securities held in the Trust portfolio.

                  There is no assurance that any dividends will be declared or paid in the future on the Securities. Investors should be aware that there is no assurance that the Trust's objectives will be achieved.

                  PORTFOLIO. The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) and Additional Securities deposited upon the creation of additional Units as set forth above and Substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the disposition of Securities. Because certain of the Securities and Additional Securities from time to time may be sold under certain circumstances, as described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition. The Trustee has not participated and will not participate in the selection of Securities for the Trust, and neither the Sponsor, the Portfolio Consultant nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

                  Some of the Securities are publicly traded either on a stock exchange or in the over-the-counter market. The contracts to purchase Securities deposited in the Trust are expected to settle in five business days, in the ordinary manner for such Securities.



                                       -2-
176822.3

                  SUBSTITUTION OF SECURITIES. Neither the Sponsor, the Portfolio Consultant nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust.

                  The Substitute Securities must be purchased within 20 days after the sale of the portfolio Security or delivery of the notice of the failed contract. Where the Sponsors purchase Substitute Securities in order to replace Failed Securities, (i) the purchase price may not exceed the purchase price of the Failed Securities and (ii) the Substitute Securities must be substantially similar to the Securities originally contracted for and not delivered. Where the Sponsor purchases Substitute Securities in order to replace Securities they sold, the Sponsor will endeavor to select Securities which are securities that possess characteristics that are consistent with the objectives of the Trust as set forth above. Such selection may include or be limited to Securities previously included in the portfolio of the Trust.

                  Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Certificateholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Monthly Distribution Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security plus accrued interest, if any.

                  In the event no reinvestment is made, the proceeds of the sale of Securities will be distributed to Certificateholders as set forth under "Rights of Certificateholders--Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Certificateholders of the Trust, and distribute the principal and accrued interest attributable to such Failed Securities on the next Monthly Distribution Date.

                  Because certain of the Securities and Additional Securities from time to time may be substituted (see "Trust Administration--Portfolio Supervision") or may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units. (See "Liquidity--Trustee Redemption.")


                  THE SECURITIES. In identifying Securities for the Trust, the Portfolio Consultant considers the following factors, among others: (1) values of individual securities relative to other investment alternatives; (2) trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices and (3) the economic and political outlook. The Portfolio Consultant's investment philosophy hinges on analyzing and understanding individual businesses in order to assess their long-term potential. The Portfolio Consultant seeks to discover well-positioned, evolving companies with substantial growth prospects which are typically unnoticed in the marketplace. This enables the Portfolio Consultant to commit its funds and build up its stake at relatively low prices.

                  Some of the Securities in the Trust may be convertible securities. A convertible security is a bond, debenture, corporate note, preferred stock or other similar security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are senior in rank to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

                  In identifying convertible securities for the Trust, in addition to the factors associated with the selection of Securities of any issuer, the price of the convertible securities relative to the underlying common stock and the potential for capital appreciation of the underlying common stock, will be considered by the

                                       -3-
176822.3

Portfolio Consultant. The Trust may convert a convertible security which it holds only in certain limited circumstances. (See "Risk Considerations-- Convertible Securities.")


                               RISK CONSIDERATIONS


                  Fixed Portfolio: The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a "managed registered investment company" and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. However, the Sponsor may direct the disposition by the Trustee of Securities upon the occurrence of certain events. (See "Trust Administration--Portfolio Supervision" below.) Potential investors also should be aware that the Portfolio Consultant may change its views as to the investment merits of any of the Securities during the life of the Trust and therefore should consult their own financial advisers with regard to a purchase of Units. In addition, investors should be aware that the Portfolio Consultant, and its affiliates, currently act and will continue to act as investment adviser for managed investment companies and managed private accounts that may have similar or different investment objectives from the Trust. Some of the Securities in the Trust may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities from those accounts in instances where a sale by the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuation. Investors should consult with their own financial advisers prior to investing in the Trust to determine its suitability. (See "Trust Administration--Portfolio Supervision.") All the Securities in the Trust are liquidated during a 60 day period prior to the mandatory termination of the Trust on March 18, 1998. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.

                  Common Stock: Since the Trust may contain common stocks of domestic issuers, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer. Holders of common stocks have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks usually have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.


                  Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or

                                       -4-
176822.3
contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the initial Date of Deposit. (See "Risk Considerations" for a discussion of the types of risks that affect holders of common stock.)

                  The Trust may purchase Securities that are not registered ("Restricted Securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" as that term is defined in the Securities Act. See "Liquidity" below for the risks inherent in the purchase of Restricted Securities.


                  Convertible Securities: The Portfolio Consultant believes that the characteristics of convertible securities make them appropriate investments for an investment company seeking to achieve capital appreciation together with a high level of current income. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases or interest rates decrease, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which would cause it to sell at a discount.


                  The Trust may convert a convertible security only (i) when necessary to permit orderly disposition of the investment when it approaches maturity or has been called for redemption, or (ii) to facilitate its sale after the Sponsor determines that such sale is appropriate in accordance with the guidelines set forth under "Trust Administration-- Portfolio Supervision." Since the Trust is not a "managed" investment company, the Trust will not be able to exercise its conversion rights for any other reason. Investors should be aware that the inability of the Trust to otherwise exercise its conversion rights will prevent the Trust from taking advantage of market conditions that may make conversion attractive to other holders of these convertible securities.

                  Convertible securities are generally not investment grade, that is, not rated within the four highest categories by Standard & Poor's Corporation ("S&P") and Moody's Investor Service ("Moody's"). To the extent that such convertible securities are rated lower than investment grade (i.e., "high yield" or "junk bond" status) or are not rated, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities. Such securities are considered by the rating agencies to be predominantly speculative and involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Trust's net asset value. Additionally, certain recently enacted Federal legislation could limit the availability of such securities and the tax advantages to issuers of the securities.

                  In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Trust's holdings may occur in the event the underlying stock is subdivided, additional securities are issued, a stock dividend is declared, or the issuer enters into another type of corporate transaction which increases its outstanding equity securities. Every convertible security may be valued, on a theoretical basis, as if it did not have a conversion privilege. This theoretical value is determined by the yield it provides in comparison with the yields of other securities of comparable character and quality which do not have a conversion privilege. This theoretical value, which will change with prevailing interest rates, the credit standing of the issuer and other pertinent factors, is often referred to as the "investment value", and represents the security's theoretical price support level.

                  "Conversion value" is the amount a convertible security would be worth in market value if it were to be exchanged for the underlying equity security pursuant to its conversion privilege. Conversion value fluctuates directly with the price of the underlying equity security, usually common stock. If, because of low prices for the common stock, the conversion value is substantially below the investment value, the price of the convertible security is governed principally by the factors described in the preceding paragraph. If the conversion value rises near or above its investment value, the price of the convertible security generally will rise above its investment value and, in addition, will sell at some premium over its conversion value. This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a

                                       -5-
176822.3
possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, this premium may not be recovered. In its selection of convertible securities for the Trust, the Portfolio Consultant will not emphasize either investment value or conversion value, but will consider both in light of the Trust's overall investment objectives.

                  Some of the convertible securities in the Trust portfolio may be "Pay-In-Kind" securities. During a designated period from original issuance, the issuer of such security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same security.

                  The Trust may purchase convertible securities that are Restricted Securities and, therefore, can be offered and sold only to "qualified institutional buyers" as defined in the Securities Act. See "Liquidity" below for the risks inherent in the purchase of Restricted Securities.




                                 PUBLIC OFFERING

                  OFFERING PRICE. The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of 4.9% of the Public Offering Price per 100 Units or 5.152% of the net amount invested in Securities per 100 Units. (See "Summary of Essential Information.") In addition, the net amount invested in Securities will involve a proportionate share of amounts in the Income Account and Principal Account, if any. The Public Offering Price can vary on a daily basis from the amount stated on the cover of this Prospectus in accordance with fluctuations in the market value of the Securities and the price to be paid by each investor will be computed as of the date the Units are purchased.

                  The aggregate value of the Securities is determined in good faith by the Trustee on each "Business Day" as defined in the Indenture in the following manner: if the Securities are listed on a national securities exchange or on the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation). If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation generally shall be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.

                  The method used for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to the Trust's Termination Date (as defined in the Prospectus).

                  The table below sets forth the various sales charges for secondary market purchases based on the number of years remaining to the Trust's Termination Date.

                                                         As Percent of Public
Years to Termination                                        Offering Price

less than 6 months                                                0%
6 months to 1 year                                               2.95%
over 1 yr. to 2 yrs.                                             3.45%
over 2 yrs. to 3 yrs.                                            3.90%
over 3 yrs. to 4 yrs.                                            4.50%
over 4 yrs.                                                      4.90%



                                       -6-
176822.3

                  VOLUME AND OTHER DISCOUNTS. Units of the Trust are available at a volume discount from the Public Offering Price during the initial public offering. This volume discount results in a reduction of the sales charge applicable to such purchases. The amount of the approximate reduced sales charge on the Public Offering Price applicable to such purchases is as follows:

Number of Units                             Approximate Reduced Sales Charge

 5,000 but less than 10,000                                            2.70%
10,000 but less than 25,000                                            2.45%
25,000 but less than 50,000                                            2.20%
50,000 but less than 100,000                                           2.00%
100,000 or more                                               1.75%

                  These discounts apply to all purchases of Units by the same purchaser during the initial public offering period. Units purchased by the same purchasers in separate transactions during the initial public offering period will be aggregated for purposes of determining if such purchaser is entitled to a discount provided that such purchaser must own at least the required number of Units at the time such determination is made. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed for the purposes hereof to be registered in the name of the purchaser. The discount is also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

                  Employees (and their immediate families) of Reich & Tang Distributors L.P. (and its affiliates), the Portfolio Consultant, and of any underwriter of the Trust may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the then market value of the underlying securities in the Trust during the initial offering period, divided by the number of Units outstanding plus a reduced sales charge of 1.5% per Unit. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

                  DISTRIBUTION OF UNITS. During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, Units are distributed by the Sponsor, the Underwriters and dealers at the Public Offering Price. The initial offering period is thirty days after each deposit of Securities in the Trust and, unless all Units are sold prior thereto, the Sponsor may extend the initial offering period up to four additional successive thirty day periods. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor presently maintains and intends to continue to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 3% per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. In addition, any dealer, underwriter or firm who purchases Units on the initial Date of Deposit will be paid an additional concession of $1.00 per 100 Units purchased that day. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  SPONSOR'S AND UNDERWRITERS' PROFITS. The Sponsor and the Underwriters receive a gross underwriting commission equal to 4.9% of the Public Offering Price per 100 Units (equivalent to 5.152% of the net amount invested in the Securities). Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (See "Portfolio.") The Sponsor or any Underwriter may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member.

                  The Sponsor may have participated as an underwriter or manager, co-manager or member of underwriting syndicates from which some of the aggregate principal amount of the Securities were acquired for the Trust in the amounts set forth in "The Trust" in Part A.

                  All or a portion of the Securities deposited in the Trust may have been acquired through the Sponsor. The Sponsor received brokerage commissions from the Certificateholders in connection with such purchases, but such fees will not exceed that amount indicated in footnote (+++) to the "Summary of Essential Information."

                  During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the underwriting syndicate may also realize profits or sustain losses as a result of fluctuations after the initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor and the Underwriters for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

                  Upon termination of the Trust, the Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law.

                  In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.


                                           RIGHTS OF CERTIFICATEHOLDERS

                  CERTIFICATES. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one hundred or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  DISTRIBUTIONS. Dividends and interest received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.


                                       -8-
176822.3

                  Distributions to each Certificateholder from the Income Account are computed as of the close of business on each Record Date for the following Distribution Date. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) will be computed as of each Record Date, and will be made to the Certificateholders of the Trust on or shortly after the next Monthly Distribution Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Distribution Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding Monthly Distribution Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Monthly Distribution Date after such purchase.

                  As of the first day of each month, the Trustee will deduct from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

                  The monthly dividend distribution per 100 Units cannot be estimated and will change and may be reduced as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

                  RECORDS. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year;
(d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Securities in the portfolio and a copy of the Trust Agreement.


                                                    TAX STATUS

                  The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as

                                                      -9-
176822.3

"capital assets" (generally, property held for investment) within the meaning of
Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Certificateholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units.

                  In rendering the opinion set forth below, Battle Fowler LLP has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

                  1. The Trust will be classified as a grantor trust for Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of the Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Certificateholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Certificateholders in the manner set forth below.

                  2. The Trust is not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  3. During the 90-day period subsequent to the initial issuance date, the Sponsor reserves the right to deposit additional Securities that are substantially similar to those establishing the Trust. This retained right falls within the guidelines promulgated by the Internal Revenue Service ("IRS") and should not affect the taxable status of the Trust.

                  A taxable event will generally occur with respect to each Certificateholder when the Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by such Certificateholder. The price a Certificateholder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Certificateholder purchases his Units) in order to determine his initial cost for his pro rata portion of each Security held by the Trust.

                  For Federal income tax purposes, a Certificateholder's pro rata portion of dividends paid with respect to a Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" as defined by Section 316 of the Code. A Certificateholder's pro rata portion of dividends paid on such Security that exceed such current and accumulated earnings and profits will first reduce a Certificateholder's tax basis in such Security, and to the extent that such dividends exceed a Certificateholder's tax basis in such Security will generally be treated as capital gain.

                  A Certificateholder's portion of gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain and will be long-term if the Certificateholder has held his Units for more than one year. Long-term capital gains are generally taxed at the same rates applicable to ordinary income, although individuals who realize long-term capital gains will be subject to a maximum tax rate of 28% on such gains. Tax rates may increase prior to the time when Certificateholders may realize gains from the sale, exchange or redemption of Units or Securities.

                  A Certificateholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss and will be long-term if the Certificateholder has held his Units for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders may be deducted against ordinary income.

                  Under Section 67 of the Code and the accompanying Regulations, a Certificateholder who itemizes his deductions may also deduct his pro rata share of the fees and expenses of the Trust, but only to the extent that such amounts, together with the Certificateholder's other miscellaneous deductions, exceed 2% of his

                                       -10-
176822.3
adjusted gross income. The deduction of fees and expenses may also be limited by
Section 68 of the Code, which reduces the amount of itemized deductions that are allowed for individuals with incomes in excess of certain thresholds.

                  After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.

                  A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Certificateholder's pro rata portion of dividends received by the Trust from a domestic corporation under Section 243 of the Code or from a qualifying foreign corporation under
Section 245 of the Code (to the extent the dividends are taxable as ordinary income, as discussed above) in the same manner as if such corporation directly owned the Securities paying such dividends. However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Certificateholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. Accordingly, Certificateholders should consult their tax adviser in this regard.

                  As discussed in the Section "Termination", each Certificateholder will have three options in receiving their termination distributions, which are (i) to receive their pro rata share of the underlying Securities in kind, (ii) to receive cash upon liquidation of their pro rata share of the underlying Securities, or (iii) to invest the amount of cash they would receive upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered).

                  There are special tax consequences should a Certificateholder choose option (i), the exchange of the Certificateholder's pro rata portion of each of the shares of stock and other assets held by the Trust for shares of stock plus, possibly, cash. Treasury Regulations provide that gain or loss is recognized when there is a conversion of property into property that is materially different in kind or extent. In this instance, the Certificateholder may be considered the owner of an undivided interest in all of the Trust's assets. By accepting the proportionate number of shares of the individual Securities representing the assets of the Trust, in exchange for his Unit, the Certificateholder should be treated as merely exchanging his undivided pro rata ownership of all of the assets of the Trust into sole ownership of a proportionate share of Trust assets. As such, there should be no material difference in the Certificateholder's ownership, and therefore the transaction should be tax free to the extent Securities are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Certificateholder is exchanging his undivided interest in all of the Trust's Securities for his proportionate number of shares of the underlying Securities. In either instance, the transaction should result in a non-taxable event for the Certificateholder to the extent Securities are received. However, there is no specific authority addressing the income tax consequences of an in kind distribution from a grantor trust, and investors are urged to consult their tax advisers in this regard.

                  Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

                  Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether

                                      -11-
176822.3
the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."

                  Prospective tax-exempt investors are urged to consult their own tax advisers prior to investing in the Trust.


                                    LIQUIDITY

                  SPONSOR REPURCHASE. The Sponsor, although not obligated to do so, presently maintains and intends to continue to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price will be based on the aggregate value of the Securities in the Trust portfolio and will be the same as the redemption price. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption." The Sponsor does not guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form, i.e., properly endorsed, by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

                  Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 4.9% sales charge (of 5.152% of the net amount invested) plus a pro rata portion of amounts, if any, in the Income Account. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.


                  TRUSTEE REDEMPTION. Units may also be tendered to the Trustee for redemption at its corporate trust office at 4 New York Plaza, New York, New York 10004, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.


                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the


                                      -12-
176822.3

Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                  A Certificateholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of each Stock. Provision is made in the Indenture under which the Sponsor may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Fund. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be approximately 100 shares for readily marketable Securities.

                  The Redemption Price per Unit is the pro rata share of the Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Trustee, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Trustee may determine the value of the Securities in the Trust in the following manner: if the Securities are listed on a national securities exchange or the NASDAQ national market system, this evaluation is generally based on the closing sale prices on that exchange or that system (unless the Trustee deems these prices inappropriate as a basis for valuation). If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.



                                      -13-
176822.3

                             TOTAL REINVESTMENT PLAN

                  Distributions of dividend income and capital gain, if any, from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his dividend check, together with any other payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of Short Term Income Fund, Inc., U.S. Government Portfolio (the "Fund"). Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident.

                  Upon enrollment in the reinvestment option, the Trustee will direct dividend and/or other distributions, if any, to the Fund. The Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in securities issued or guaranteed by the United States government which have effective maturities of 397 days or less and repurchase agreements with maturities of 397 days or less covering securities issued or guaranteed by the United States government. For more complete information concerning the Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of the Prospectus. The prospectus for the Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Fund carefully before deciding to participate.


                                               TRUST ADMINISTRATION

                  PORTFOLIO SUPERVISION. The Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of the Trust, however, is not managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the Portfolio. However, the Sponsor may direct the disposition of Securities upon the occurrence of certain events including: (1) default in payment of amounts due on any of the Securities; (2) institution of certain legal proceedings; (3) default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected; or (4) decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or the Certificateholders.

                  If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trust Agreement provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

                  The Trust Agreement provides that it is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer failed to declare or pay, amounts owed with respect thereto.

                  The Trust Agreement also authorizes the Sponsor to increase the size and number of Units of the Trust by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the corresponding number of additional Units within 90 days subsequent to the initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit is maintained to the extent practicable. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit must replicate exactly the proportionate relationship among the shares of each Security in the Trust portfolio at the end of the initial 90-day period.

                  With respect to deposits of Additional Securities (or cash or a letter of credit with instructions to purchase Additional Securities), in connection with creating additional Units of the Trust, the Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate

                                      -14-
176822.3
relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may (1) deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (2) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.

                  TRUST AGREEMENT AND AMENDMENT. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66 2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  TRUST TERMINATION. The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Such notice will provide Certificateholders with three options by which to receive their pro rata share of the net asset value of the Trust.


                  1. A Certificateholder who owns units in the aggregate of at least $25,000 in value and who so elects by notifying the Trustee prior to the commencement of the Liquidation Period by returning a properly completed election request (to be supplied to Certificateholders at least 20 days prior to such date) (see Part A--"Summary of Essential Information" for the date of the commencement of the Liquidation Period) and whose interest in the Trust entitles him to receive at least one share of each underlying Security will have his Units redeemed on commencement of the Liquidation Period by distribution of the Certificateholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within three business days next following the commencement of the Liquidation Period. Certificateholders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities.


                  A Certificateholder may also elect prior to the Mandatory Termination Date by so specifying in a properly completed election request, the following two options with regard to the termination distribution of such Certificateholder's interest in the Trust as set forth below:


                  2. to receive in cash such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period. The Certificateholder's Redemption Price per Unit on the settlement date of the last trade of a Security in the Trust will be distributed to such Certificateholder within three days of the settlement of the trade of the last Security to be sold; and/or



                                      -15-
176822.3

                  3. to invest such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period, in units of any available series of Equity Securities Trust, Signature Series (the "New Series"). The Units of a New Series will be purchased by the Certificateholder within three days of the settlement of the trade for the last Security to be sold. Such purchaser will be entitled to a reduced sales load of 2.5% of the Public Offering Price upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option does not constitute a solicitation of an offer to purchase Units of a New Series or any other security. A Certificateholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Certificateholder of units of a New Series such Certificateholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities.


                  The Sponsor has agreed to effect the sales of underlying securities for the Trustee in the case of the second and third options over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the 60 business day period at least a number of shares of each Security which then remains in the portfolio (based on the number of shares of each issue in the portfolio) multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the 60 business day sales period. The Redemption Price Per Unit upon the settlement of the last sale of Securities during the 60 business day period will be distributed to Certificateholders in redemption of such Certificateholders' interest in the Trust.

                  Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The Sponsor's buying of securities may tend to raise the market prices of these securities. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the 60 business day period immediately following the commencement of the Liquidation Period; depending on the number of sales required, the prices of and demand for Securities, such sales may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over a 60 business day period as described above is in the best interest of a Certificateholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than 60 days if, in the Sponsor's judgment, such sales are in the best interest of Certificateholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Certificateholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

                  Certificateholders who do not make any election will be deemed to have elected to receive the Redemption Price per Unit in cash (option number
2).

                  It should also be noted that Certificateholders will realize taxable capital gains or losses on the liquidation of the Securities representing their Units for cash or a New Series, but, due to the procedures for investing in the New Series, no cash would be distributed at that time to pay any taxes.

                  The Sponsor may for any reason, in its sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Certificateholder. If the Sponsor so decides, the Sponsor will notify the Trustee of that decision, and the Trustee will notify the Certificateholders before the Termination Date. All Certificateholders will then elect either option 1 or option 2.

                  By electing to reinvest in the New Series, the Certificateholder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created following termination of the Trust; the Sponsor expects, however, that a similar reinvestment program will be offered with respect to all subsequent series of the Trust, thus giving Certificateholders a yearly opportunity to elect to "rollover" their

                                      -16-
176822.3
terminating distributions into a New Series. The availability of the reinvestment privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Certificateholder's election to participate in the reinvestment program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creating of a New Series.

                  The Sponsors reserve the right to modify, suspend or terminate the reinvestment privilege at any time.


                  THE SPONSOR. The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang"), is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through eleven subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisers or managers to over 54 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including:
New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series); Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series); and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series). The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.

                  On August 30, 1996, New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. RTAM L.P. remains a wholly-owned subsidiary of NEIC LP, but RTAM Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, Metlife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 55% of the outstanding limited partnership interest of NEIC L.P., also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.

                  MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.

                  The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor

                                                      -17-
176822.3

Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


                  THE TRUSTEE. The Trustee is The Chase Manhattan Bank, a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003 (800) 882-9898. The Trustee is subject to the supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


                  THE PORTFOLIO CONSULTANT. The Portfolio Consultant is Reich & Tang Asset Management L.P., a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. The Portfolio Consultant acts as manager or administrator of eighteen registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.


                  The Portfolio Consultant is not a Sponsor of the Trust. The Portfolio Consultant has been retained by the Sponsor, at its expense, to utilize its equity expertise in selecting the Securities deposited in the Trust. The Portfolio Consultant's only responsibility with respect to the Trust, in addition to its role in Portfolio selection, is to monitor the Securities of the Portfolio and make recommendations to the Sponsors regarding the disposition of the Securities held by the Trust. The responsibility of monitoring the Securities of the Portfolio means that if the Portfolio Consultant's views materially change regarding the appropriateness of an investment in any Security then held in the Trust based upon the investment objectives, guidelines, term, parameters, policies and restrictions supplied to the Portfolio Consultant by the Sponsor, the Portfolio Consultant will notify the Sponsor of such change to the extent consistent with applicable legal requirements. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the

                                      -18-
176822.3
disposition of Securities. The Sponsor has the sole authority to direct the Trustee to dispose of Securities under the Trust Agreement. The Portfolio Consultant has no other responsibilities or obligations to the Trust or the Certificateholders. Investors should be aware that the Portfolio Consultant, with its affiliates, is an investment adviser for managed investment companies and managed private accounts that may have similar or different investment objectives than the Trust. Some of the Securities in the Trust may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities for those accounts in instances where a sale of the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations.

                  The Portfolio Consultant may resign or may be removed by the Sponsor at any time on sixty days' prior notice. The Sponsor shall use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Portfolio Consultant. If upon resignation of the Portfolio Consultant no successor has accepted appointment within sixty days after notice of resignation, the Sponsor has agreed to perform this function.

                  EVALUATION OF THE TRUST. The value of the Securities in the Trust portfolio is determined in good faith by the Trustee on the basis set forth under "Public Offering--Offering Price." The Sponsor and the Certificateholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished to the Trustee by an independent evaluation service and shall have no responsibility for the accuracy thereof.


                           TRUST EXPENSES AND CHARGES

                  At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee, initial fees and other out-of-pocket expenses.

                  The Sponsor will not charge the Trust a fee for their services as such. (See "Sponsor's and Underwriters" Profits.")

                  The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Equity Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.")

                  The Trustee will receive, for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

                  The Trustee's fees applicable to a Trust are payable monthly as of the Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."


                                      -19-
176822.3

                  The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.


                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 Cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.



                     EXCHANGE PRIVILEGE AND CONVERSION OFFER


                  EXCHANGE PRIVILEGE. Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) during the initial public offering period of the Exchange Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) and a reduced sales charge as set forth below.

                  Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, any purchaser who purchases Units under the Exchange Privilege will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

                  Exercise of the Exchange Privilege by Certificateholders is subject to the following conditions (i) the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust, (ii) at the time of the Certificateholder's election to participate in the Exchange Privilege, there must be units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (iii) exchanges will be effected in whole units only, (iv) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (v) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange will be remitted to such Certificateholder.



                                                      -20-
176822.3

                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

                  THE CONVERSION OFFER. Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. The purchase price of the units will be based on the aggregate offer price of the in the Conversion Trust's portfolio securities during its initial offering period; or, at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest and a sales charge as set forth below. If the participant elects to purchase units of the Equity Securities Trust under the Conversion Offer, the purchase price of the units will be based, at all times, on the market value of the underlying securities in the Trust portfolio plus a sales charge.

                  Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, any Certificateholder who purchases Units under the Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust would equal the sales charge applicable in the direct purchase of Units of a Conversion Trust.

                  The exercise of the Conversion Offer is subject to the following limitations: (i) the Conversion Offer is limited only to unit owners of any Redemption Trust, (ii) at the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market, (iii) exchanges under the Conversion Offer will be effected in whole units only, (iv) units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units, (v) units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the unit owner.

                  The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer. The Sponsor will provide Certificateholders with 60 days prior written notice of any termination or material


                                      -21-
176822.3
amendment to the Conversion Offer, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trusts eligible for the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Conversion Offer, (ii) there is a suspension of the redemption of units of a Conversion Trust under Section 22(e) of the Act, or
(iii) a Conversion Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions.

                  To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.


                  DESCRIPTION OF THE EXCHANGE TRUSTS AND THE CONVERSION TRUSTS. Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such State Trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

                  TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS

                  LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Messrs. Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Messrs. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.

                                      -22-
176822.3

                  INDEPENDENT ACCOUNTANTS. The financial statements of the Trusts for the year ended December 31, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1994 and December 31, 1995, respectively. The Statement of Condition and Portfolio are included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


                                                      -23-
176822.3

================================================================================
I am the owner of ___________ units of Equity Securities Trust, Series ____ Signature Series, Reich & Tang Growth and Value Trust. I would like to learn more about Short Term Income Fund, Inc., U.S. Government Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of Short Term Income Fund, Inc., U.S. Government Portfolio.


                                             Date  _____________________, 199___


--------------------------------------   --------------------------------------
      Registered Holder (Print)                Registered Holder (Print)



--------------------------------------   --------------------------------------
     Registered Holder Signature              Registered Holder Signature
                                           (Two signatures if joint tenancy)



My Brokerage Firm's Name:
                         ------------------------------------------------------

Street Address:
               ----------------------------------------------------------------

City, State & Zip
                  -------------------------------------------------------------

Broker's Name                                   Broker's No.
              ---------------------------------             -------------------

================================================================================



                                     MAIL TO


                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020

176822.3


====================================================================================================================================
         No person is authorized to give any information or to
make any representations not contained in Parts A and B of                            EST Signature Series
this Prospectus; and any information or representation not
contained herein must not be relied upon as having been                         _________________________________
authorized by the Trust, the Trustee or the Sponsors. The
Trust is registered as a unit investment Trust under the                          REICH & TANG GROWTH AND VALUE
Investment Company Act of 1940.  Such registration does not                                   TRUST
imply that the Trust or any of its Units have been guaranteed,                  _________________________________
sponsored, recommended or approved by the United States or
any state or any agency or officer thereof.
                                                                                     EQUITY SECURITIES TRUST
                      _________________________                                             SERIES 2
                                                                                        SIGNATURE SERIES
         This Prospectus does not constitute an offer to sell, or                 REICH & TANG GROWTH AND VALUE
a solicitation of an offer to buy, securities in any state to any                             TRUST
person to whom it is not lawful to make such offer in such
state.                                                                               (Unit Investment Trust)

                          Table of Contents                                                Prospectus

Title                                                           Page


         PART A                                                                       Dated: April 30, 1997


Summary of Essential Information.................................A-5                        Sponsor:
Information Regarding the Trust..................................A-6
Financial and Statistical Information............................A-7
                                                                                 Reich & Tang Distributors L.P.
         PART B                                                                         600 Fifth Avenue
                                                                                    New York, New York 10020
The Trust......................................................    1                      212-830-5200
Risk Considerations............................................    4
Public Offering................................................    6
Rights of Certificateholders...................................    8                  Portfolio Consultant:
Tax Status......................................................   9
Liquidity.......................................................  12           Reich & Tang Asset Management, L.P.
Total Reinvestment Plan.........................................  14                    600 Fifth Avenue
Trust Administration............................................  14                   New York, NY 10020
Trust Expenses and Charges......................................  19
Exchange Privilege and
  Conversion Offer..............................................  20                        Trustee:
Other Matters...................................................  22


                                                                                    The Chase Manhattan Bank
         Parts A and B of this Prospectus do not contain all of                          4 New York Plaza
the information set forth in the registration statement and                             New York, NY 10004
exhibits relating thereto, filed with the Securities and Exchange Commission,
Washington, D.C., under the Securities Act of 1933, and the Investment Company
Act of 1940, and to which reference is made.




176822.3